CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Debt Instrument [Line Items]
Interest Expense, Other	$ 676,726	$ 107,816
Convertible Debt [Member]
Debt Instrument [Line Items]
Interest Expense, Other	$ 116	$ 0